Segment Disclosures (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Revenues from former exploration and production business now shown as external	$ 310
Costs attributable to former exploration and production business now shown as external	$ 845